LONG-TERM DEBT AND CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT AND CREDIT FACILITIES
Schedule of long-term debt

		December 31, 2023				December 31, 2022
			Deferred
		Nominal	Financing	Carrying	Fair	Carrying	Fair
	Interest Rates	Amount	Costs(a)	Amount	Value(b)	Amount(a)	Value(b)
Senior notes	(i) 4.50%-6.875%	$1,242.6	$(9.1)	$1,233.5	$1,272.3	$1,243.4	$1,215.7
Revolving credit facility	(ii) SOFR plus 1.45%	—	—	—	—	200.0	200.0
Term loan	(ii) SOFR plus 1.25%	1,000.0	(0.9)	999.1	1,000.0	998.2	1,000.0
Tasiast loan	(iii) LIBOR plus 4.38%	—	—	—	—	151.3	160.0
Total long-term and current debt		$2,242.6	$(10.0)	$2,232.6	$2,272.3	$2,592.9	$2,575.7
Less: current portion		—	—	—	—	(36.0)	—
Long-term debt and credit facility		$2,242.6	$(10.0)	$2,232.6	$2,272.3	$2,556.9	$2,575.7

(a)	Includes transaction costs on the senior notes and term loan.
(b)	The fair value of the senior notes is primarily determined using quoted market determined variables. See Note 9iii.

Schedule of scheduled debt repayments

							2029 and
		2024	2025	2026	2027	2028	thereafter	Total
Senior notes	(i)	$—	$—	$—	$500.0	$—	$750.0	$1,250.0
Term Loan	(ii)	—	1,000.0	—	—	—	—	1,000.0
Total debt payable		$—	$1,000.0	$—	$500.0	$—	$750.0	$2,250.0

Schedule of interest charges and fees

Type of credit
Revolving credit facility	SOFR plus		1.45%
Term loan	SOFR plus		1.25%
Letters of credit	0.967	-	1.45%
Standby fee applicable to unused availability			0.29%

Schedule of changes in liabilities arising from financing activities

	Total current	Lease	Accrued interest
	and long-term debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2023	$2,592.9	$47.6	$41.9	$2,682.4
Changes from financing cash flows
Debt issued	588.1	—	—	588.1
Debt repayments	(960.0)	—	—	(960.0)
Interest paid	—	—	(53.2)	(53.2)
Payment of lease liabilities	—	(30.2)	—	(30.2)
	2,221.0	17.4	(11.3)	2,227.1
Other changes
Interest expense and accretion	$—	$2.1	$66.9	$69.0
Capitalized interest	—	—	108.9	108.9
Capitalized interest paid	—	—	(114.1)	(114.1)
Additions of lease liabilities	—	7.9	—	7.9
Other	11.6	0.2	(14.1)	(2.3)
	11.6	10.2	47.6	69.4
Balance as at December 31, 2023	$2,232.6	$27.6	$36.3	$2,296.5

	Total current	Lease	Accrued interest
	and long-term debt	liabilities(a)	payable(b)	Total
Balance as at January 1, 2022	$1,629.9	$54.8	$25.3	$1,710.0
Changes from financing cash flows
Debt issued	1,297.6	—	—	1,297.6
Debt repayments	(340.0)	—	—	(340.0)
Interest paid	—	—	(52.4)	(52.4)
Payment of lease liabilities	—	(23.2)	—	(23.2)
	2,587.5	31.6	(27.1)	2,592.0
Other changes
Interest expense and accretion	$—	$2.6	$65.6	$68.2
Capitalized interest	—	—	66.5	66.5
Capitalized interest paid	—	—	(43.7)	(43.7)
Additions of lease liabilities	—	14.8	—	14.8
Other	5.4	(1.4)	(19.4)	(15.4)
	5.4	16.0	69.0	90.4
Balance as at December 31, 2022	$2,592.9	$47.6	$41.9	$2,682.4

(a)	See Note 12.
(b)	Included in Accounts payable and accrued liabilities.